Income Taxes (Details Narrative) (10K) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2015	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal and state net operating losses			$ 9,200,000	$ 3,100,000
Income tax expire year description			expire from 2029 to 2036
Maximum ownership changes percentage			50.00%
Net operating loss federal not being realizable	$ 15,500,000	$ 5,700,000
Net operating loss deferred tax assets	$ 5,900,000	$ 2,200,000	$ 3,495,000	$ 1,181,900